Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
GOODWILL
Beginning balance	¥ 941,488,000		¥ 50,967,000
Additions (Note 26)	70,538,000		890,521,000
Ending balance	1,012,026,000	$ 145,368	941,488,000	¥ 50,967,000
Impairment charge recognized	¥ 0		¥ 0	¥ 0